TRANSAMERICA PRINCIPIUMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated October 29, 2013

to the

Prospectus dated May 1, 2008 as Supplemented

This supplement describes changes to the fees for certain riders under the Transamerica PrincipiumSM Variable Annuity.

Effective November 4, 2013, the fees for the riders shown in the table below are changed for new riders, rider step-ups and rider upgrades.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income Select For Life Rider, then there is an annual rider fee during the accumulation phase of 1.15% for single life and 1.35% for joint life of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an additional rider fee annually during the accumulation phase, which fee is also a percentage of the total withdrawal base on each rider anniversary and is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 1.35% for single life and 1.65% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then there is an annual rider fee during the accumulation phase of 1.65% of the withdrawal base on each rider anniversary. For each additional option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees – No Longer Available

Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM Rider (with additional death benefit)	1.60%
5 for LifeSM Rider (without additional death benefit)	1.35%

Income SelectSM for Life Rider -Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	1.15%
Base Benefit (Joint Life)	1.35%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.10%
Income EnhancementSM (Joint Life)	0.20%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.75%

Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	2.25%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	2.10%
Base Benefit (Current)	1.35%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	2.50%

Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%

Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%

Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%

Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

The next items shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.67%
Highest Gross	1.30%

The following example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including Return of Premium Death Benefit, Additional Death Distribution+ Rider and Income SelectSM for Life Rider (Joint Life) with highest combination of additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Access Rider):
1 Year	$979
3 Years	$1,892
5 Years	$2,850
10 Years	$5,820
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Access Rider):
1 Year	$529
3 Years	$1,622
5 Years	$2,760
10 Years	$5,820
If the policy is surrendered at the end of the applicable time period (with Access Rider):
1 Year	$564
3 Years	$1,722
5 Years	$2,921
10 Years	$6,104
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Access Rider):
1 Year	$564
3 Years	$1,722
5 Years	$2,921
10 Years	$6,104

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – Living Benefits Rider section in the prospectus:

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – Income Select for Life Rider and Additional Options Fees section in the prospectus:

If you elect the Income Select for Life Rider, there is an annual rider fee of 1.15% (for single life) or 1.35% (for joint life) of the total withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – Retirement Income Choice Rider and Additional Options Fees section in the prospectus:

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 1.35% (for single life) or 1.65% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – Retirement Income Choice Rider with Double Withdrawal Base Benefit Rider and Additional Options Fees section in the prospectus:

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then the base benefit (for single life or joint life), there is an annual rider fee of 1.65% of the withdrawal base charged on each rider anniversary prior to annuitization. If you elect options with the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider anniversary prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – GUARANTEED LIFETIME WITHDRAWAL BENEFITS section in the prospectus:

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

•	Living Benefit Rider
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income ChoiceSM Rider
•	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – LIVING BENEFITS RIDER section in the prospectus:

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Income Select for Life section in the Prospectus:

Income Select for Life Rider and Additional Option Fees. A rider fee, 1.15% (for single life) or 1.35% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life Rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 1.15% (single life) or 1.35% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income Choice section in the Prospectus:

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 1.35% for single life or 1.65% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Payment Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 1.35% (single life) or 1.65% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 1.65% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Payment Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 1.65% of your policy value if that withdrawal base is higher than your policy value.